Schedule of Disaggregation of Revenue (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Total	¥ 611,708	¥ 675,561	¥ 693,104
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	15,739		336,031
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	595,969	675,561	357,073
Sales of Software [Member]
Disaggregation of Revenue [Line Items]
Total	294,528	150,971	75,125
Consulting and Support Services [Member]
Disaggregation of Revenue [Line Items]
Total	315,291	524,590	617,979
Other [Member]
Disaggregation of Revenue [Line Items]
Total	¥ 1,889